Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Feb. 03, 2024	Jan. 28, 2023	Jan. 29, 2022	Jan. 30, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
The following table presents certain information regarding compensation paid to Academy’s Principal Executive Officer (PEO) and other Named Executive Officers (Non-PEO NEOs) both as reported in the Summary Compensation Table and with certain adjustments to reflect the CAP to such individuals, as well as certain measures of financial performance, for each of the three fiscal years ended February 3, 2024. The amounts shown below are calculated in accordance with Item 402(v) of Regulation S-K and do not reflect the actual total compensation realized or received by our PEOs or Non-PEO NEOs.

							Value of Initial Fixed $100 Investment Based On:
Year(1)	Summary Compensation Table Total for PEO 1 ($)	Compensation Actually Paid to PEO 1(2) ($)	Summary Compensation Table Total for PEO 2 ($)	Compensation Actually Paid to PEO 2(2) ($)	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs(2) ($)	Total Stockholder Return(3) ($)	Peer Group Total Stockholder Return(4) ($)	Net Income (in Thousands)(5) ($)	Net Sales (in Billions)(5) ($)

2023	9,117,082	11,619,208	8,627,400	11,774,408	2,904,320	3,887,928	503.29	126.27	519,190	6.16
2022	11,357,804	23,085,858	0	0	2,174,177	4,364,899	431.53	93.25	628,001	6.40
2021	11,484,293	24,288,147	0	0	3,843,333	7,366,023	289.92	109.42	671,381	6.77
2020	15,441,951	19,771,028	0	0	4,152,979	5,102,115	165.51	104.61	308,764	5.69

Company Selected Measure Name	Net Sales
Named Executive Officers, Footnote	The PEO and Non-PEO NEOs for the applicable fiscal years were as follows:
2023: Mr. Hicks (PEO 1) and Mr. Lawrence (PEO 2) each served as our PEOs and Messrs. Mullican, Johnson, Ennis, Ford and McCabe served as the Non-PEO NEOs.
2022: Mr. Hicks served as our PEO and Messrs. Mullican, Lawrence, Johnson, and Maini served as the Non-PEO NEOs.
2021: Mr. Hicks served as our PEO and Messrs. Mullican, Lawrence, Johnson, and Maini served as the Non-PEO NEOs.
2020: Mr. Hicks served as our PEO and Messrs. Mullican, Lawrence, and Johnson, and Ms. Jamey Rutherford, SVP, Omni-Channel served as the Non-PEO NEOs.

Peer Group Issuers, Footnote	The peer group used for this purpose is the Nasdaq US Benchmark Retail Total Return Index.
Adjustment To PEO Compensation, Footnote	The dollar amounts reported represent the amount of CAP to our PEOs and the average CAP to our Non-PEO NEOs, calculated in accordance with SEC rules. These amounts reflect “Total” compensation as set forth in the Summary Compensation Table for each year, adjusted as shown below with respect to fiscal 2023. Equity values are calculated consistent with the methodology used for originally valuing the grants under FASB ASC Topic 718:

	2023
	PEO 1 ($)	PEO 2 ($)	Non-PEO NEOs Average ($)

Summary Compensation Table - Total	9,117,082	8,627,400	2,904,320
Less, value of “Stock Awards” and “Option Awards” reported in Summary Compensation Table	-7,499,926	-7,499,899	-2,289,870
Plus, the year-end fair value of outstanding and unvested equity awards granted in the year	4,269,738	9,864,752	2,436,326
Plus, the fair value as of vesting date of equity awards granted and vested in the year	3,504,094	0	359,559
Plus, the year over year change in fair value of outstanding and unvested equity awards granted in prior years	2,245,745	596,166	367,089
Plus, the year over year change in fair value of equity awards granted in prior years that vested in the year	-17,525	185,989	110,504
Less, the fair value at the end of the prior year of equity awards that failed to meet vesting conditions in the year	0	0	0
Compensation Actually Paid	11,619,208	11,774,408	3,887,928

Non-PEO NEO Average Total Compensation Amount	$ 2,904,320	$ 2,174,177	$ 3,843,333	$ 4,152,979
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,887,928	4,364,899	7,366,023	5,102,115
Adjustment to Non-PEO NEO Compensation Footnote	The dollar amounts reported represent the amount of CAP to our PEOs and the average CAP to our Non-PEO NEOs, calculated in accordance with SEC rules. These amounts reflect “Total” compensation as set forth in the Summary Compensation Table for each year, adjusted as shown below with respect to fiscal 2023. Equity values are calculated consistent with the methodology used for originally valuing the grants under FASB ASC Topic 718:

	2023
	PEO 1 ($)	PEO 2 ($)	Non-PEO NEOs Average ($)

Summary Compensation Table - Total	9,117,082	8,627,400	2,904,320
Less, value of “Stock Awards” and “Option Awards” reported in Summary Compensation Table	-7,499,926	-7,499,899	-2,289,870
Plus, the year-end fair value of outstanding and unvested equity awards granted in the year	4,269,738	9,864,752	2,436,326
Plus, the fair value as of vesting date of equity awards granted and vested in the year	3,504,094	0	359,559
Plus, the year over year change in fair value of outstanding and unvested equity awards granted in prior years	2,245,745	596,166	367,089
Plus, the year over year change in fair value of equity awards granted in prior years that vested in the year	-17,525	185,989	110,504
Less, the fair value at the end of the prior year of equity awards that failed to meet vesting conditions in the year	0	0	0
Compensation Actually Paid	11,619,208	11,774,408	3,887,928

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid (CAP), Company’s TSR, and Peer Group TSR: The relationship between each PEO’s CAP and the Non-PEO NEOs’ average CAP in comparison to the Company’s TSR and the TSR of the Nasdaq US Benchmark Retail Total Return Index, is shown below.

Compensation Actually Paid vs. Net Income	Compensation Actually Paid (CAP) and Net Income: The relationship between each PEO’s CAP and the Non-PEO NEOs’ average CAP in comparison to the Company’s Net Income is shown below.
Compensation Actually Paid vs. Company Selected Measure	Compensation Actually Paid (CAP) and Net Sales: The relationship between each PEO’s CAP and the Non-PEO NEO’s average CAP in comparison to Net Sales is shown below.
Total Shareholder Return Vs Peer Group
Compensation Actually Paid (CAP), Company’s TSR, and Peer Group TSR: The relationship between each PEO’s CAP and the Non-PEO NEOs’ average CAP in comparison to the Company’s TSR and the TSR of the Nasdaq US Benchmark Retail Total Return Index, is shown below.

Tabular List, Table	Net Sales 2.Adj. EBIT 3.ROIC
Total Shareholder Return Amount	$ 503.29	431.53	289.92	165.51
Peer Group Total Shareholder Return Amount	126.27	93.25	109.42	104.61
Net Income (Loss)	$ 519,190,000	$ 628,001,000	$ 671,381,000	$ 308,764,000
Company Selected Measure Amount	6,160,000,000	6,400,000,000	6,770,000,000	5,690,000,000
PEO Name		Mr. Hicks	Mr. Hicks	Mr. Hicks
Additional 402(v) Disclosure	Total Shareholder Return (TSR) is calculated by dividing (a) the sum of (i) the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and (ii) the difference between the Company’s share price at the end of each fiscal year shown and the beginning of the measurement period, by (b) the Company’s share price at the beginning of the measurement period. The beginning of the measurement period for each year in the table is October 2, 2020, which is the date of the Company’s initial public offering.The dollar amounts reported represent the amount of Net Income and Net Sales, respectively, as reflected in the Company’s audited financial statements for the applicable year.
Measure:: 1
Pay vs Performance Disclosure
Name	Net Sales
Measure:: 2
Pay vs Performance Disclosure
Name	Adj. EBIT
Measure:: 3
Pay vs Performance Disclosure
Name	ROIC
Mr. Hicks [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 9,117,082	$ 11,357,804	$ 11,484,293	$ 15,441,951
PEO Actually Paid Compensation Amount	$ 11,619,208	23,085,858	24,288,147	19,771,028
PEO Name	Mr. Hicks
Mr. Lawrence [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 8,627,400	0	0	0
PEO Actually Paid Compensation Amount	$ 11,774,408	$ 0	$ 0	$ 0
PEO Name	Mr. Lawrence
PEO | Mr. Hicks [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 4,269,738
PEO | Mr. Hicks [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,245,745
PEO | Mr. Hicks [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,504,094
PEO | Mr. Hicks [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(17,525)
PEO | Mr. Hicks [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Mr. Hicks [Member] | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(7,499,926)
PEO | Mr. Lawrence [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	9,864,752
PEO | Mr. Lawrence [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	596,166
PEO | Mr. Lawrence [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Mr. Lawrence [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	185,989
PEO | Mr. Lawrence [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Mr. Lawrence [Member] | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(7,499,899)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,436,326
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	367,089
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	359,559
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	110,504
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (2,289,870)